Nature of the Business and Basis of Presentation - Additional Information (Detail) $ / shares in Units, $ in Thousands			3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 28, 2024	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents			$ 7,164				$ 7,164		$ 3,332
Net loss attributable to common stockholders			(15,576)	$ (22,320)	$ (4,716)	$ (5,068)	(37,896)	$ (9,784)
Accumulated Deficit			$ (127,422)				$ (127,422)		$ (89,526)
Common stock par or stated value per share | $ / shares			$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Temporary equity conversion into permanent equity exchange ratio		0.9141
Class A Redeemable Convertible Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Temporary equity conversion into permanent equity exchange ratio	0.9141						0.9141
Zapata Computing, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation									Nov. 02, 2017
Share price | $ / shares									$ 3.71	$ 5.75
Cash and cash equivalents									$ 3,332	$ 10,073
Net loss attributable to common stockholders									(29,734)	(23,448)
Accumulated Deficit									$ (89,526)	$ (59,792)
Common stock par or stated value per share | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity conversion into permanent equity exchange ratio									0.9141
Zapata Computing, Inc. [Member] | Class A Redeemable Convertible Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Temporary equity conversion into permanent equity exchange ratio									0.9141